Income from operations - Disaggregation of Sales per segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from operations [Line Items]
Total sales from contracts with customers	€ 17,667	€ 17,779	€ 17,435
Sales from other sources	354	390	391
Total sales	18,021	18,169	17,827
Diagnosis & Treatment
Income from operations [Line Items]
Total sales from contracts with customers	8,725	8,749	8,248
Sales from other sources	65	76	55
Total sales	8,790	8,825	8,303
Connected Care
Income from operations [Line Items]
Total sales from contracts with customers	4,845	4,824	4,932
Sales from other sources	289	314	336
Total sales	5,134	5,138	5,268
Personal Health
Income from operations [Line Items]
Total sales from contracts with customers	3,486	3,602	3,626
Total sales	3,486	3,602	3,626
Other
Income from operations [Line Items]
Total sales from contracts with customers	611	604	630
Sales from other sources		0
Total sales	611	604	630
Sales at a point in time
Income from operations [Line Items]
Total sales from contracts with customers	12,385	12,569	12,263
Sales at a point in time | Diagnosis & Treatment
Income from operations [Line Items]
Total sales from contracts with customers	5,655	5,768	5,295
Sales at a point in time | Connected Care
Income from operations [Line Items]
Total sales from contracts with customers	2,959	2,970	3,079
Sales at a point in time | Personal Health
Income from operations [Line Items]
Total sales from contracts with customers	3,471	3,586	3,615
Sales at a point in time | Other
Income from operations [Line Items]
Total sales from contracts with customers	300	245	274
Sales over time
Income from operations [Line Items]
Total sales from contracts with customers	5,282	5,210	5,172
Sales over time | Diagnosis & Treatment
Income from operations [Line Items]
Total sales from contracts with customers	3,070	2,980	2,954
Sales over time | Connected Care
Income from operations [Line Items]
Total sales from contracts with customers	1,886	1,854	1,853
Sales over time | Personal Health
Income from operations [Line Items]
Total sales from contracts with customers	15	16	11
Sales over time | Other
Income from operations [Line Items]
Total sales from contracts with customers	€ 311	€ 360	€ 353